Cover	Dec. 18, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On December 18, 2023, the Company’s the acting member of the Board of Directors in accordance with the Company’s Bylaws, acted by written consent to determined that it was in the Company’s best interest to change its fiscal year end from May 31 to November 30. On March 27, 2024, the Company’s new Board of Directors decided to change the Company’s fiscal year end back to May 31. Therefore the Transition Report on Form 10-KT for the six month transition period from June 1, 2023 to November 30, 2023 which was filed by the Company on December 29, 2023, should not be relied upon. The Company intends to file Form 10-Qs for the three month periods ended August 31, 2023, November 30, 2023 and February 29, 2024, as soon as practicable.
Document Period End Date	Dec. 18, 2023
Entity File Number	333-207163
Entity Registrant Name	MOMENTOUS HOLDINGS CORPORATION
Entity Central Index Key	0001653876
Entity Tax Identification Number	32-0471741
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	20 Yungeng Road
Entity Address, Address Line Two	Changshan County
Entity Address, City or Town	Quzhou City
Entity Address, Country	CN
Entity Address, Postal Zip Code	00000
City Area Code	852
Local Phone Number	9752 2631
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	MMNT
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false